SUPPLEMENT DATED AUGUST 1, 2008

TO

PROSPECTUS DATED MAY 1, 2008

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT J

Effective August 1, 2008, SCSM Blue Chip Mid Cap Fund changed its name to SCSM WMC Blue Chip Mid Cap Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.